Post-Employment Benefits - Summary of Amount Recognized in the Consolidated Balance Sheet (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	kr 113,543	kr 108,188
Fair value of plan assets	81,355	73,611
Deficit/surplus (+/–)	32,188	34,577
Plans with net surplus, excluding asset ceiling	3,862	2,776
Post-employment beneﬁts	36,050	37,353
Sweden [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	58,754	56,138
Fair value of plan assets	29,876	26,967
Deficit/surplus (+/–)	28,878	29,171
Post-employment beneﬁts	28,878	29,171
US [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	18,463	17,921
Fair value of plan assets	18,254	17,327
Deficit/surplus (+/–)	209	594
Plans with net surplus, excluding asset ceiling	450	92
Post-employment beneﬁts	659	686
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	17,071	15,788
Fair value of plan assets	19,427	17,326
Deficit/surplus (+/–)	(2,356)	(1,538)
Plans with net surplus, excluding asset ceiling	2,802	2,090
Post-employment beneﬁts	446	552
Other Countries [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation (DBO)	19,255	18,341
Fair value of plan assets	13,798	11,991
Deficit/surplus (+/–)	5,457	6,350
Plans with net surplus, excluding asset ceiling	610	594
Post-employment beneﬁts	kr 6,067	kr 6,944